UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2007

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Metropolitan Capital Advisors, Inc.
Address:              660 Madison Avenue, 20th Floor
                      New York, NY 10021

Form 13F File Number: 28-10700

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Karen Finerman
Title:                President
Phone:                (212) 486-8100

Signature, Place, and Date of Signing:

/s/ Karen Finerman                New York, NY                August 13, 2007
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     56

Form 13F Information Table Value Total:     378,744
                                            (thousands)
List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     FORM 13F INFORMATION TABLE
                                     NAME OF REPORTING MANAGER:
                                 METROPOLITAN CAPITAL ADVISORS, INC.
                                          As of 6/30/07
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  Column 1                    Column 2      Column 3   Column 4         Column 5          Column 6     Column 7      Column 8

  Name of                     Title of       CUSIP      Value     Shares or  SH/ PUT/    Investment     Other        Voting
  Issuer                       Class         Number    (x$1,000)  Principal  PRN CALL    Discretion    Managers      Authority
                                                                          Amount

                                                                                                                Sole   Shared  None



ABN AMRO Holding N.V.         SPONSORED ADR 000937102    2,342       51,050  SH          SHARED-DEFINED             51,050
Alcan, Inc.                   COM           013716105    6,764       83,200  SH          SHARED-DEFINED             83,200
Altria Group                  COM           02209S103    9,834      140,200  SH  CALL    SHARED-DEFINED            140,200
American Express              COM           025816109    3,041       49,700  SH          SHARED-DEFINED             49,700
BCE Inc.                      COM NEW       05534B760    3,760       99,300  SH          SHARED-DEFINED             99,300
BJ Services Co                COM           055482103    6,390      224,700  SH          SHARED-DEFINED            224,700
Bank of America               COM           060505104   11,536      235,950  SH          SHARED-DEFINED            235,950
BEA Systems Inc.              COM           073325102    7,054      515,300  SH          SHARED-DEFINED            515,300
Bennett Environmental         COM           081906109      234      713,600  SH          SHARED-DEFINED            713,600
Blockbuster Inc.              CL B          093679207    5,159    1,319,500  SH          SHARED-DEFINED          1,319,500
Bristol-Myers Squibb          COM           110122108    4,182      132,500  SH  CALL    SHARED-DEFINED            132,500
Centex Corp                   COM           152312104    1,983       49,440  SH          SHARED-DEFINED             49,440
Citigroup Inc                 COM           172967101    4,247       82,800  SH          SHARED-DEFINED             82,800
Cia Vale Do Rio Doce          SPONSORED ADR 204412209    4,794      107,600  SH  PUT     SHARED-DEFINED            107,600
ConocoPhillips                COM           20825C104    6,523       83,100  SH          SHARED-DEFINED             83,100
Crosstex Energy Inc.          COM           22765U102    3,568      124,200  SH          SHARED-DEFINED            124,200
Cyberonics Inc.               COM           23251P102   32,089    1,907,812  SH          SHARED-DEFINED          1,907,812
DR Horton Inc.                COM           23331A109    1,566       78,555  SH          SHARED-DEFINED             78,555
Davita Inc.                   COM           23918K108   12,716      236,000  SH          SHARED-DEFINED            236,000
Douglas Emmett Inc.           COM           25960P109    3,281      132,600  SH          SHARED-DEFINED            132,600
Eagle Materials               COM           26969P108    4,876       99,400  SH  PUT     SHARED-DEFINED             99,400
eFunds Corp.                  COM           28224R101    2,922       82,800  SH          SHARED-DEFINED             82,800
Energy Partners Ltd.          COM           29270U105    6,265      375,400  SH          SHARED-DEFINED            375,400
Fibertower Corp               COM           31567R100    1,367      315,800  SH          SHARED-DEFINED            315,800
First Data  Corp              COM           319963104      954       29,200  SH          SHARED-DEFINED             29,200
Flowserve Corp                COM           34354P105   24,709      345,100  SH          SHARED-DEFINED            345,100
Foot Locker                   COM           344849104   10,117      464,100  SH          SHARED-DEFINED            464,100
Freeport-McMoran Copper       COM           35671D857    5,483       66,200  SH  PUT     SHARED-DEFINED             66,200
General Electric Co.          COM           369604103    7,327      191,400  SH          SHARED-DEFINED            191,400
Golar LNG Ltd                 SHS           G9456A100      214       12,826  SH          SHARED-DEFINED             12,826
Home Depot Inc.               COM           437076102   31,511      800,800  SH          SHARED-DEFINED            800,800
Home Depot Inc.               COM           437076102    9,979      253,600  SH  PUT     SHARED-DEFINED            253,600
Hovnanian Enterprises Inc.    CL A          442487203    2,212      133,815  SH          SHARED-DEFINED            133,815
InnerWorkings Inc.            COM           45773Y105    2,397      149,600  SH          SHARED-DEFINED            149,600
Johnson & Johnson             COM           478160104      530        8,600  SH          SHARED-DEFINED              8,600
KBR Inc                       COM           48242W106    3,266      124,500  SH          SHARED-DEFINED            124,500
Kaiser Aluminum Corp          COM PAR $.01  483007704    7,243       99,388  SH          SHARED-DEFINED             99,388
Kraft Foods Inc.              CL A          50075N104    3,410        3,410  SH  CALL    SHARED-DEFINED              3,410
Lennar Corp                   CL A          526057104    1,771       48,450  SH          SHARED-DEFINED             48,450
Meridian Gold Inc.            COM           589975101    6,851      248,400  SH          SHARED-DEFINED            248,400
Microsoft Corp.               COM           594918104    1,969       66,800  SH          SHARED-DEFINED             66,800
Microsoft Corp.               COM           594918104   28,303      960,400  SH  CALL    SHARED-DEFINED            960,400
Mueller Water Products Inc.   COM SER B     624758207   13,265      884,339  SH          SHARED-DEFINED            884,339
Nisource Inc                  COM           65473P105      779       37,600  SH          SHARED-DEFINED             37,600
Northern Orion Resources      COM           665575106    1,613      283,500  SH          SHARED-DEFINED            283,500
Pulte Homes Inc.              COM           745867101    1,554       69,225  SH          SHARED-DEFINED             69,225
Regions Financial Corp.       COM           7591EP100    1,324       40,000  SH          SHARED-DEFINED             40,000
Rio Tinto Plc                 SPONSORED ADR 767204100    4,500       14,700  SH  PUT     SHARED-DEFINED             14,700
Stone Energy Corp             COM           861642106      850       24,800  SH          SHARED-DEFINED             24,800
Texas Industries Inc.         COM           882491103      910       11,600  SH          SHARED-DEFINED             11,600
Toll Bros                     COM           889478103    1,602       64,140  SH          SHARED-DEFINED             64,140
Tyco Electronics Ltd.         WHEN ISSUED   G9144P105    1,976       50,600  SH          SHARED-DEFINED             50,600
Tyco International Ltd.       COM           902124106   27,390      806,550  SH          SHARED-DEFINED            806,550
USG Corp.                     COM NEW       903293405    8,155      166,300  SH          SHARED-DEFINED            166,300
Wal-Mart                      COM           931142103   19,480      404,900  SH          SHARED-DEFINED            404,900
Western Union Company         COM           959802109      608       29,200  SH          SHARED-DEFINED             29,200

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